Investments In And Loan Receivables From Affiliated Companies (Schedule Of Investments In And Loan Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Total Investments and loan receivables from affiliated companies	¥ 23,890	¥ 16,569
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Loan receivables-current	5,919
Loan receivables-noncurrent	370	234
Investments	¥ 17,601	¥ 16,335